Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.54%	0.43%
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.11%	0.17%